Deferred tax assets and liabilities - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Unremitted earnings retained for reinvestment	$ 9,000,000,000	$ 9,000,000,000
Temporary differences and unused tax losses for which no deferred tax assets were recognized	8,900,000,000	8,900,000,000
Capital loss carryforwards for which no deferred tax assets were recognized, expiring in three years	131,000,000	120,000,000
Tax loss carryforwards expired in period	$ 0	$ 0	$ 0